Schedule of Interest Income and Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest income	$ 70,853	$ 1,710
Interest expense on lease liabilities	(12,379)	(4,958)
Total:	(231,633)	(259,993)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense on factoring arrangement	$ (290,107)	$ (256,745)